Note 52 Fees for audits conducted (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees for audits conducted [Line Items]
Legal audit of bbva sa or its companies under control	[1]	€ 7.2	€ 6.5	€ 6.5
Other audit services of bbva sa or its companies under control	[1]	5.2	5.4	5.5
Limited review of bbva sa or its companies under control	[1]	0.9	0.9	0.9
Reports related to issuances	[1]	0.1	0.3	0.3
Assurance services and other required by the regulator	[1]	€ 0.8	€ 0.9	€ 0.8

[1]	(*) Services provided by KPMG Auditores, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.